Derivative Financial Instruments - Summary of Effects of Cash Flow Hedge on Statement of Profit or Loss and Statement of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net other comprehensive income to be reclassified to profit or loss in subsequent periods	¥ 43	¥ 160	¥ 146
Forward currency contracts [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross amount	(28)
Tax effect	7
Total	(21)
Hedge ineffectiveness recognized in profit or loss	0
Gross amount	(1)
Net other comprehensive income to be reclassified to profit or loss in subsequent periods	¥ (1)
Line item (gross amount) in the statement of profit or loss	Finance Costs
Interest rate swaps [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross amount	¥ 92
Tax effect	(23)
Total	69
Hedge ineffectiveness recognized in profit or loss	0
Gross amount	(6)
Tax effect	2
Net other comprehensive income to be reclassified to profit or loss in subsequent periods	¥ (4)
Line item (gross amount) in the statement of profit or loss	Finance Costs